Intangible Assets - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amount of fully amortized intangible assets	₽ 169	₽ 109
Otkritie Bank [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets purchased	₽ 254